Trade Payables and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Trade and Other Payables

	September 30, 2026	December 31, 2025
Current:
Trade payables	$386	$491
Accrued expenses	579	452
Contract liabilities(1)	467	718
Advances and deposits	157	44
Payables for property, plant and equipment and intangible assets	271	335
Other(2)	221	173
Total	$2,081	$2,213
Non-current:
Payables for intangible assets	152	150
Contract liabilities(1)	419	512
Deferred tax liabilities	225	116
Other(2)	100	84
Total	$896	$862
(1)Contract liabilities comprise contractual obligations for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Other includes other financial liabilities, current portion of deferred income from government grants and non-current advances and deposits.

Schedule of Explanation of Significant Changes in Contract Assets and Contract Liabilities
The following table summarizes the activities in contract liabilities for the nine months ended September 30, 2026 and for the twelve months ended December 31, 2025

	September 30, 2026	December 31, 2025
Beginning contract liabilities balance	$1,230	$1,584
Cash receipts in advance of satisfaction of performance obligations	218	782
Released to the consolidated statements of operations	(581)	(1,124)
Other	19	(12)
Ending contract liabilities balance	$886	$1,230

Current	$467	$718
Non-current	419	512
Total	$886	$1,230